Feb. 05, 2021
Prudential World Fund, Inc.
PGIM Jennison Emerging Markets Equity Opportunities Fund (the Fund)
Supplement dated April 7, 2021, to the
Currently Effective Summary Prospectus and Prospectus

1. Effective immediately, the Fund’s contractual expense limitations with respect to each share class will be lowered. To reflect these changes, the Fund’s Summary Prospectus and Prospectus are hereby revised as follows:

(i) In the section of the Prospectus and Summary Prospectus entitled
Fund Summary—Fund Fees and Expenses,
the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Z	Class R6
Management fees	1.05%	1.05%	1.05%	1.05%
Distribution and service (12b-1) fees	0.30%	1.00%	None	None
Other expenses (1)	0.38%	0.86%	0.21%	0.20%
Total annual Fund operating expenses	1.73%	2.91%	1.26%	1.25%
Fee waiver and/or expense reimbursement	(0.43%)	(0.86)%	(0.21)%	(0.27)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement (2)(3)	1.30%	2.05%	1.05%	0.98%

(1)
Other expenses have been updated from the most recent annual report to reflect current expenses.

(2)
PGIM Investments LLC (PGIM Investments) has contractually agreed, through February 28, 2023, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.30% of average daily net assets for Class A shares, 2.05% of average daily net assets for Class C shares,  1.05% of average daily net assets for Class Z shares
and
0.98% of average daily net assets for Class R6 shares
. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to February 28, 2023 without the prior approval of the Fund’s Board of Directors.

(3)
The distributor of the Fund has contractually agreed until February 28,
2023
to reduce its distribution and service (12b-1) fees applicable to Class A shares to 0.25% of the average daily net assets of Class A shares. This waiver may not be terminated prior to
February 28, 2023
without the prior approval of the Fund’s Board of Directors
.

(ii) In the section of the Prospectus and Summary Prospectus entitled
Fund Summary—Fund Fees and Expenses,
the expense example table
is deleted in its entirety and replaced with the following table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$675	$984	$1,359	$2,409	$675	$984	$1,359	$2,409
Class C	$308	$734	$1,377	$2,821	$208	$734	$1,377	$2,821
Class Z	$107	$357	$650	$1,485	$107	$357	$650	$1,485
Class R6	$100	$342	$633	$1,462	$100	$342	$633	$1,462